Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Cost of revenue	$ 13,918	$ 13,518	$ 54,317	$ 48,144	$ 60,159
Accounts payable	6,731		6,953	5,048
Selling, general and administrative	32,457	26,039	101,618	89,111	91,851
Commitments and contingencies (Note 15)
Product revenue
Related party transactions
Cost of revenue	9,764	8,237	33,304	29,103	42,841
Harvard University
Related party transactions
Cost of revenue	0	$ 0	300	300	0
Related party revenue	300		2,200	1,300	700
Accounts receivable			700	0
Accounts payable	$ 0		0
UltraDx
Related party transactions
Cost of revenue			0	$ 300	$ 700
Accounts payable			$ 0